Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2016	Mar. 31, 2016
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share		$ 0.00001
Common shares, shares issued	0	483,310,373
Common shares, shares outstanding	0	483,310,373
Treasury Stock, Shares	896,180	0
Common Stock [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, shares issued	0	483,310,373
Common shares, shares outstanding	0	483,310,373
Series A redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value		$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	0	204,022,000	204,022,000
Redeemable preferred shares issued	0	204,022,000	204,022,000
Redeemable preferred shares outstanding	0	204,022,000	204,022,000
Series B redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value		$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	0	185,512,580	185,512,580
Redeemable preferred shares issued	0	185,512,580	185,512,580			185,512,580
Redeemable preferred shares outstanding	0	185,512,580	185,512,580
Series B+ redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value		$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	0	43,937,180	43,937,180
Redeemable preferred shares issued	0	43,937,180	43,937,180	43,937,180	43,937,180
Redeemable preferred shares outstanding	0	43,937,180	43,937,180
Series B++ redeemable preferred shares [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Redeemable preferred shares par value		$ 0.00001	$ 0.00001
Redeemable preferred shares authorized	0	16,574,460	16,574,460
Redeemable preferred shares issued	0	16,574,460	16,574,460
Redeemable preferred shares outstanding	0	16,574,460	16,574,460
Common Class A [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, shares issued	894,456,046	0
Common shares, shares outstanding	888,506,366	0
Common Class B [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share	$ 0.00001	$ 0.00001
Common shares, shares issued	150,591,207	0
Common shares, shares outstanding	150,591,207	0